STOCK-BASED COMPENSATION PLANS - Quebecor stock option plan (Details)	12 Months Ended
	Dec. 31, 2017 shares	Nov. 08, 2017
STOCK-BASED COMPENSATION PLANS
Stock split ratio		2
Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Exercisable period	10 years
Quebecor Stock option plan | One year
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested	33.33%
Vesting period of share based awards (in years)	1 year
Quebecor Stock option plan | Two years
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested	66.67%
Vesting period of share based awards (in years)	2 years
Quebecor Stock option plan | Three years
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested	100.00%
Vesting period of share based awards (in years)	3 years
Class B | Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Number of shares authorized to issue under stock-based compensation plans	26,000,000